Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Scheduled maturities of time deposits
2022	$ 2,071,684
2023	86,480
2024	20,788
2025	9,608
2026	231
Thereafter	12
Total time, certificates of deposit	2,188,803	$ 2,153,541
Time Deposits 250,000 or exceed	1,125,318	$ 1,085,404
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	677,946
Due after 3 months and within 6 months	407,731
Due after 6 months and within 12 months	506,392
Due after 12 months	68,848
Total	$ 1,660,917